Average Annual Total Returns - SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO - SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO - Select Technology Portfolio	Apr. 29, 2025
Select Technology Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	35.28%
Past 5 years	22.20%
Past 10 years	21.07%
Select Technology Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	33.71%
Past 5 years	19.69%
Past 10 years	18.66%
Select Technology Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	21.78%
Past 5 years	17.25%
Past 10 years	16.96%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%
F1525
Average Annual Return:
Past 1 year	29.38%
Past 5 years	21.55%
Past 10 years	20.54%